BALANCE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Disclosure of net contract assets (liabilities)
Net contract liabilities are as follows:

	2025	2024
Contract assets - current	$482.2	$537.6
Contract assets - non-current (Note 18)	38.8	41.6
Contract liabilities - current	(1,001.6)	(911.7)
Contract liabilities - non-current (Note 23)	(126.8)	(99.8)
Net contract liabilities	$(607.4)	$(432.3)